Equity (Details Textual) (USD $)	1 Months Ended				3 Months Ended	9 Months Ended		12 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended						1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended		9 Months Ended		1 Months Ended		12 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended		12 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2012	Aug. 31, 2012	Jul. 31, 2012	Jan. 31, 2012	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Stock Option Plan 1997 [Member]	Dec. 31, 2011 Stock Option Plan 2008 [Member]	Jul. 31, 2011 Bridge Notes 2010 [Member]	Dec. 31, 2010 Bridge Notes 2010 [Member]	Aug. 31, 2011 Castion Notes [Member]	Jul. 31, 2011 Castion Notes [Member]	Dec. 31, 2010 Former Officer [Member]	Dec. 31, 2011 Management [Member]	Dec. 31, 2010 Management [Member]	Sep. 30, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Dec. 31, 2010 Series A Convertible Preferred Stock [Member]	May 31, 2011 Series B Convertible Preferred Stock [Member]	Mar. 31, 2011 Series B Convertible Preferred Stock [Member]	Dec. 31, 2010 Series B Convertible Preferred Stock [Member]	Sep. 30, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]	Jul. 31, 2011 Series B Convertible Preferred Stock [Member] Bridge Notes 2010 [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member] Bridge Notes 2010 [Member]	Dec. 31, 2010 Series B Convertible Preferred Stock [Member] Bridge Notes 2010 [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member] Bridge Note 2011 [Member]	Aug. 31, 2011 Series B Convertible Preferred Stock [Member] Castion Notes [Member]	Jul. 31, 2011 Series B Convertible Preferred Stock [Member] Castion Notes [Member]	Sep. 30, 2012 Warrant [Member]	Dec. 31, 2011 Preferred Stock [Member]	May 31, 2011 Common Stock [Member]	Mar. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2011 Minimum [Member] Management [Member]	Dec. 31, 2010 Minimum [Member] Management [Member]	Sep. 30, 2012 Maximum [Member]	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2011 Maximum [Member] Management [Member]	Dec. 31, 2010 Maximum [Member] Management [Member]	Sep. 30, 2012 Convertible Debt and Warrant Agreements [Member]	Sep. 30, 2012 Investors Group One [Member]	Sep. 30, 2012 Investors Group Two [Member]	Dec. 31, 2010 Investors Group [Member]	Dec. 31, 2011 Investors Group [Member] Series A Convertible Preferred Stock [Member]	Dec. 31, 2010 Investors Group [Member] Series B Convertible Preferred Stock [Member]	Sep. 30, 2012 Arc Capital (Bvi) Limited [Member]	Sep. 30, 2012 Warrant Amendment Agreements [Member]	Dec. 31, 2011 Warrant Amendment Agreements [Member]	Dec. 31, 2010 Warrant Amendment Agreements [Member]
Number Of Common Stock To Purchase Upon Warrants Acquired																																			106,685,446																						5,633,344
Investment Warrants, Exercise Price (in dollars per share)	$ 0.15	$ 0.15	$ 0.15	$ 0.095		$ 0.15																																																			$ 0.095	$ 0.095	$ 0.30
Proceeds From Warrant Exercises						$ 498,000	$ 0		$ 0	$ 4,625,000
Common Stock Share Issued For Service									600,000	200,000																																														419,180
Common Stock, Capital Shares Reserved for Future Issuance									236,000,000				20,000,000																																					261,000,000
Number of Shares, Granted (in shares)						7,060,000	1,200,000		3,320,000	13,659,102		750,000							3,320,000	13,659,102
Weighted average excrcise price per share, Exercisable (in dollars per share)					$ 0.41	$ 0.41	$ 0.62		$ 0.47	$ 0.91																														$ 0.097	$ 0.097	$ 0.15			$ 0.30	$ 0.30	$ 1.50
Share Based Compensation Arrangement By Share Based Payment Award Options Exercisable Weighted Average Contractual Term 1						10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 0.11	$ 0.23		$ 0.21	$ 0.23
Weighted average excrcise price per share, Outstanding (in dollars per share)					$ 0.32	$ 0.32	$ 0.47		$ 0.38	$ 0.57	$ 1.18																													$ 0.097	$ 0.097				$ 1.50	$ 1.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value						942,000	718,000		958,000	885,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term						7 years 10 months 24 days			7 years 10 months 24 days	7 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term						7 years 1 month 6 days
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Share-based Awards Other than Options					730,000	730,000			1,056,000
Employee Service Share Based Compensation Non Vested Awards Total Compensation Cost Expected To Recognized Period Share Based Awards Other Than Options					1 year 3 months 18 days	1 year 3 months 18 days			1 year
Class of Warrant or Right, Exercise Price of Warrants or Rights																																								$ 0.01	$ 0.01				$ 0.55	$ 0.55					$ 0.10						$ 0.30
Weighted Average Exercise Price																																			$ 0.30
Purchase Price Of Shares and Warrants	376,500																																																		1,731,625	828,750
Common Stock Exercise Price	$ 0.15			$ 0.30											$ 0.30	$ 0.30																																			$ 0.15		$ 0.30
Reduction Of Common Stock Exercise Price						less than $0.10
Reduction Of Investment Warrants Exercise Price Percentage					150.00%	150.00%
Stock Issued During Period, Shares, New Issues	3,765,000	8,287,500	17,316,250	5,633,344																																															18,670,375	828,750
Warrant Issued For Purchase Of Common Stock	4,141,500							5,633,344							8,300,000	19,547,385	10,455,424																																		1,354,125	8,287,500	33,333,344					27,700,000
Proceeds from issuance of common stock and warrants, net of issuance costs of $265	331,196,000			498,000		2,296,000	0		2,436,000	0																																										729,068	4,625,000					2,436,000
Expected forfeiture rate					0.00%	0.00%																																		0.00%	0.00%				20.00%	20.00%
Number Of Warrant Issued	4,141,500	9,116,250	18,670,375	5,633,344		9,116,250
Stockholders Voting Percentage In Capital Stock									71.30%
Shares Authorized									455,000,000
Common stock, shares authorized					425,000,000	425,000,000			425,000,000	300,000,000
Preferred stock, shares authorized					20,000,000	20,000,000			20,000,000	20,000,000											208,334	208,334	10,000,000			6,454,621	12,000,000	12,000,000								30,000,000
Treasury Stock, Shares, Acquired																		50,000
Treasurystock, Value, Acquired																		18,000
Common Stock Value Issued For Service									114,000	54,000
Tender of Roenigk 2007 and 2008 Convertible Promissory Notes in exchange for Roenigk 2012 Convertible Promissory Note						1,877,000	0								1,900,000														4,500,000	4,500,000	1,900,000		2,932,108,000						433,000
Debt Conversion, Converted Instrument, Shares Issued															791,668																791,668		1,221,707	653,439					1,802,445
Conversion of Stock, Shares Converted																								18,518	100,000
Conversion of Stock, Shares Issued																																					185,180	1,000,000
Preferred stock, shares outstanding																					208,334	208,334	208,334			5,968,510	11,664,993	11,664,993																										208,334
Preferred stock, liquidation value per share (in dollars per share)																					$ 1.20	$ 1.20	$ 1.20			$ 2.40	$ 2.40	$ 2.40																										$ 1.20
Preferred stock, shares issued																					208,334	208,334	208,334			5,968,510	11,664,993	11,664,993																											2,083,334
Preferred Stock, Price Per Share																																$ 1.30																							$ 2.40
Warrant Exercise Period, Description																										The Warrants may be exercised at any time on or before August 10, 2015, subject to the Company's right to accelerate the expiration date in the event the closing price for the Company's Common Stock exceeds 200% of the closing price on August 9, 2010 for a period of 30 consecutive trading days
Debt Instrument, Convertible, Beneficial Conversion Feature															3,053,000											1,894,000
Repayments of Debt														$ 1,568,267			$ 1,568,267
Warrant Issued For Purchase Of Preferred Stock																																3,469,387
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Description and Terms												The Plan, which expired on December 31, 2007, provided that the exercise price of each option must be at least equal to 100% of the fair market value of the Common Stock on the date of grant. The Plan contained automatic grant provisions for non-employee Directors of the Company.
Non Qualified Stock Options Granted To Directors												30,000
Non Qualified Stock Options Granted To Directors1												30,000
Weighted average excrcise price per share, Granted (in dollars per share)						$ 0.16	$ 0.30		$ 0.27	$ 0.3																																	$ 0.15	$ 0.30				$ 0.30	$ 0.35
Common Stock, Price Per Share										$ 0.24